Stock Incentive Plans (Stock Option Transactions) (Details) (USD $)	12 Months Ended
Dec. 31, 2011
Options outstanding and exercisable at January 1	19,275
Options granted	0
Options exercised	(17,275)
Options canceled or forfeited	0
Options outstanding and exercisable at December 31	2,000
Weighted average option exercise prices per share, granted	$ 0
Weighted average option exercise prices per share, exercised	$ 15.78
Weighted average option exercise prices per share, canceled or forfeited	$ 0
Weighted average option exercise price per share outstanding at December 31	$ 20.85
Minimum [Member]
Options Granted PriceRange	$ 0.00
Options exercised price range	$ 15.12
Options Forfeitures and Expirations	$ 0.00
Maximum [Member]
Options Granted PriceRange	$ 0.00
Options exercised price range	$ 20.85
Options Forfeitures and Expirations	$ 0.00